Stock-based compensation - Schedule of Share-based Compensation Stock Options Activity (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Number of stock options
Number of stock options outstanding, beginning balance (in shares) | shares	3,634,733
Number of stock options, granted (in shares) | shares	980,570
Number of stock options, exercised (in shares) | shares	(1,810,108)
Number of stock options, forfeited (in shares) | shares	(196,586)
Number of stock options outstanding, ending balance (in shares) | shares	2,608,609
Number of stock options, exercisable (in shares) | shares	1,579,435
Number of stock options, expected to vest (in shares) | shares	1,029,174
Weighted- average exercise price
Weighted average exercise price outstanding, beginning balance (usd per share) | $ / shares	$ 20.03
Weighted average exercise price, granted (usd per share) | $ / shares	28.82
Weighted average exercise price, exercised (usd per share) | $ / shares	20.18
Weighted average exercise price, forfeited (usd per share) | $ / shares	24.17
Weighted average exercise price outstanding, ending balance (usd per share) | $ / shares	22.92
Weighted average exercise price, exercisable (usd per share) | $ / shares	20.29
Weighted average exercise price, expected to vest (usd per share) | $ / shares	$ 26.95
Weighted-average remaining contractual term, exercisable (in years)	5 years 3 months 18 days
Weighted-average remaining contractual term, expected to vest (in years)	8 years 4 months 24 days
Aggregate intrinsic value, exercisable | $	$ 16.8
Aggregate intrinsic value, expected to vest | $	$ 4.1